Guarantor and Non-Guarantor Financial Statements - Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 38,554	$ 76,619	$ 69,765	$ 78,917
Intercompany receivables - current
Accounts receivable, net	236,180	221,872
Related party receivables	22,105	17,179
Inventories	207,814	202,412
Deferred tax assets	31,403	30,256
Other current assets	22,584	22,776
Total current assets	558,640	571,114
Property, plant and equipment, net	171,744	168,772
Investment in subsidiaries
Goodwill	309,644	309,703
Other intangible assets, net	367,313	373,433
Intercompany receivables - non-current
Deferred financing costs, net	13,878	14,622
Other long-term assets	4,712	4,115
Total assets	1,425,931	1,441,759
Current liabilities
Accounts payable	155,080	152,052
Current maturities of long-term debt	3,165	3,176
Related party payables	529	587
Intercompany payables - current
Product returns liability	44,061	42,031	45,000	46,000
Interest payable	4,456	13,081
Accrued expenses and other current liabilities	58,042	58,665
Total current liabilities	265,333	269,592
Long-term debt, less current maturities	687,178	687,860
Long-term related party payables	362	361
Pension and other post-retirement liabilities	61,565	62,256
Deferred tax liabilities	120,225	122,983
Intercompany payables - non-current
Other long-term liabilities	2,807	2,925
Total shareholder's equity (deficit)	288,461	295,782	266,601	271,161
Total liabilities and shareholder's equity	1,425,931	1,441,759
Eliminations [Member]
Current assets
Cash and cash equivalents
Intercompany receivables - current	(225,285)	(237,446)
Accounts receivable, net
Related party receivables
Inventories
Deferred tax assets
Other current assets
Total current assets	(225,285)	(237,446)
Property, plant and equipment, net
Investment in subsidiaries	(955,318)	(966,882)
Goodwill
Other intangible assets, net
Intercompany receivables - non-current	(105,564)	(105,071)
Deferred financing costs, net
Other long-term assets
Total assets	(1,286,167)	(1,309,399)
Current liabilities
Accounts payable
Current maturities of long-term debt
Related party payables
Intercompany payables - current	(225,285)	(237,446)
Product returns liability
Interest payable
Accrued expenses and other current liabilities
Total current liabilities	(225,285)	(237,446)
Long-term debt, less current maturities
Long-term related party payables
Pension and other post-retirement liabilities
Deferred tax liabilities
Intercompany payables - non-current	(105,564)	(105,071)
Other long-term liabilities
Total shareholder's equity (deficit)	(955,318)	(966,882)
Total liabilities and shareholder's equity	(1,286,167)	(1,309,399)
Parent Guarantor UCI Holdings Limited [Member]
Current assets
Cash and cash equivalents	4	1	1	1
Intercompany receivables - current
Accounts receivable, net
Related party receivables
Inventories
Deferred tax assets
Other current assets
Total current assets	4	1
Property, plant and equipment, net
Investment in subsidiaries	187,484	195,733
Goodwill
Other intangible assets, net
Intercompany receivables - non-current	100,559	100,066
Deferred financing costs, net
Other long-term assets	569
Total assets	288,616	295,800
Current liabilities
Accounts payable
Current maturities of long-term debt
Related party payables	20	17
Intercompany payables - current
Product returns liability
Interest payable
Accrued expenses and other current liabilities	135	1
Total current liabilities	155	18
Long-term debt, less current maturities
Long-term related party payables
Pension and other post-retirement liabilities
Deferred tax liabilities
Intercompany payables - non-current
Other long-term liabilities
Total shareholder's equity (deficit)	288,461	295,782
Total liabilities and shareholder's equity	288,616	295,800
Issuer UCI International [Member]
Current assets
Cash and cash equivalents	3,026	3,026	37,548	61,565
Intercompany receivables - current	175,939	191,260
Accounts receivable, net
Related party receivables
Inventories
Deferred tax assets	1,466	1,456
Other current assets	2,210	2,156
Total current assets	182,641	197,898
Property, plant and equipment, net
Investment in subsidiaries	668,776	671,628
Goodwill
Other intangible assets, net
Intercompany receivables - non-current
Deferred financing costs, net	13,878	14,622
Other long-term assets
Total assets	865,295	884,148
Current liabilities
Accounts payable
Current maturities of long-term debt	3,000	3,000
Related party payables
Intercompany payables - current	730	1,317
Product returns liability
Interest payable	4,456	13,081
Accrued expenses and other current liabilities	496	800
Total current liabilities	8,682	18,198
Long-term debt, less current maturities	686,704	687,379
Long-term related party payables
Pension and other post-retirement liabilities
Deferred tax liabilities	(17,575)	(17,162)
Intercompany payables - non-current
Other long-term liabilities
Total shareholder's equity (deficit)	187,484	195,733
Total liabilities and shareholder's equity	865,295	884,148
Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	23,648	57,407	22,299	4,921
Intercompany receivables - current	28,038	25,594
Accounts receivable, net	216,126	203,577
Related party receivables	22,105	17,179
Inventories	178,803	173,253
Deferred tax assets	28,407	27,887
Other current assets	15,089	14,619
Total current assets	512,216	519,516
Property, plant and equipment, net	125,593	125,462
Investment in subsidiaries	99,058	99,521
Goodwill	278,571	278,569
Other intangible assets, net	360,473	366,333
Intercompany receivables - non-current	5,005	5,005
Deferred financing costs, net
Other long-term assets	3,365	3,344
Total assets	1,384,281	1,397,750
Current liabilities
Accounts payable	125,055	119,775
Current maturities of long-term debt	159	176
Related party payables	20	191
Intercompany payables - current	199,490	213,079
Product returns liability	43,762	41,758
Interest payable
Accrued expenses and other current liabilities	50,179	51,773
Total current liabilities	418,665	426,752
Long-term debt, less current maturities	446	461
Long-term related party payables	362	361
Pension and other post-retirement liabilities	60,757	61,448
Deferred tax liabilities	132,905	135,140
Intercompany payables - non-current	100,559	100,066
Other long-term liabilities	1,811	1,894
Total shareholder's equity (deficit)	668,776	671,628
Total liabilities and shareholder's equity	1,384,281	1,397,750
Non-Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	11,876	16,185	9,917	12,430
Intercompany receivables - current	21,308	20,592
Accounts receivable, net	20,054	18,295
Related party receivables
Inventories	29,011	29,159
Deferred tax assets	1,530	913
Other current assets	5,285	6,001
Total current assets	89,064	91,145
Property, plant and equipment, net	46,151	43,310
Investment in subsidiaries
Goodwill	31,073	31,134
Other intangible assets, net	6,840	7,100
Intercompany receivables - non-current
Deferred financing costs, net
Other long-term assets	778	771
Total assets	173,906	173,460
Current liabilities
Accounts payable	30,025	32,277
Current maturities of long-term debt	6
Related party payables	489	379
Intercompany payables - current	25,065	23,050
Product returns liability	299	273
Interest payable
Accrued expenses and other current liabilities	7,232	6,091
Total current liabilities	63,116	62,070
Long-term debt, less current maturities	28	20
Long-term related party payables
Pension and other post-retirement liabilities	808	808
Deferred tax liabilities	4,895	5,005
Intercompany payables - non-current	5,005	5,005
Other long-term liabilities	996	1,031
Total shareholder's equity (deficit)	99,058	99,521
Total liabilities and shareholder's equity	$ 173,906	$ 173,460